Stock Based Compensation	12 Months Ended
Dec. 31, 2010
Notes To The Financial Statements [Abstract]
Stock Based Compensation

NOTE 15 STOCK-BASED COMPENSATION

U.S. Cellular has established the following stock-based compensation plans: a long-term incentive plan, an employee stock purchase plan, and a non-employee director compensation plan. Also, U.S. Cellular employees are eligible to participate in the TDS employee stock purchase plan.

Under the U.S. Cellular 2005 Long-Term Incentive Plan, U.S. Cellular may grant fixed and performance-based incentive and non-qualified stock options, restricted stock, restricted stock units, and deferred compensation stock unit awards to key employees. At December 31, 2010, the only types of awards outstanding are fixed non-qualified stock option awards, restricted stock unit awards, and deferred compensation stock unit awards.

At December 31, 2010, U.S. Cellular had reserved 6,081,000 Common Shares for equity awards granted and to be granted under the 2005 Long-Term Incentive Plan, and also had reserved 35,000 Common Shares for issuance to employees under an employee stock purchase plan. The maximum number of U.S. Cellular Common Shares that may be issued to employees under all stock-based compensation plans in effect at December 31, 2010, was 6,116,000.

U.S. Cellular also has established a Non-Employee Director Compensation Plan under which it has reserved 39,000 Common Shares for issuance as compensation to members of the Board of Directors who are not employees of U.S. Cellular or TDS.

U.S. Cellular uses treasury stock to satisfy requirements for Common Shares issued pursuant to its various stock-based compensation plans.

Long-Term Incentive Plan—Stock Options—Stock options granted to key employees are exercisable over a specified period not in excess of ten years. Stock options generally vest over periods of between three and four years from the date of grant. Stock options outstanding at December 31, 2010 expire between 2011 and 2020. However, vested stock options typically expire 30 days after the effective date of an employee's termination of employment for reasons other than retirement. Employees who leave at the age of retirement have 90 days (or one year if they satisfy certain requirements) within which to exercise their vested stock options. The exercise price of the option generally equals the market value of U.S. Cellular Common Shares on the date of grant.

U.S. Cellular estimated the fair value of stock options granted during 2010, 2009, and 2008 using the Black-Scholes valuation model and the assumptions shown in the table below.

		2010	2009	2008
Expected life		0.9-8.0 Years	3.9 Years	3.7 Years
Expected volatility		26.9%-43.9%	40.3%-44.2%	28.1%-40.3%
Dividend yield	1	0%	0%	0%
Risk-free interest rate		0.4%-3.1%	1.2%-2.2%	1.2%-3.5%
Estimated annual forfeiture rate		0.0%-8.4%	6.9%	11.3%

The fair value of options is recognized as compensation cost using an accelerated attribution method over the requisite service periods of the awards, which is generally the vesting period.

A summary of U.S. Cellular stock options outstanding (total and portion exercisable) and changes during the three years ended December 31, 2010, is presented in the table below:

					Weighted
					Average
		Weighted	Weighted		Remaining
		Average	Average	Aggregate	Contractual
	Number of	Exercise	Grant Date	Intrinsic	Life
	Options	Price	Fair Value	Value	(in years)

Outstanding at December 31, 2007	1,399,000	$51.65
(544,000 exercisable)		38.21
Granted	685,000	56.99	$14.08
Exercised	(415,000)	37.90		$7,487,000
Forfeited	(38,000)	61.40
Expired	(5,000)	63.56
Outstanding at December 31, 2008	1,626,000	$57.15
(624,000 exercisable)		51.56
Granted	748,000	34.21	$11.75
Exercised	(181,000)	34.01		$821,000
Forfeited	(130,000)	47.98
Expired	(34,000)	56.84
Outstanding at December 31, 2009	2,029,000	$51.37		$
(1,046,000 exercisable)		54.40
Granted	831,000	41.98	$13.75
Exercised	(317,000)	38.60		$1,555,000
Forfeited	(88,000)	44.28
Expired	(193,000)	61.50
Outstanding at December 31, 2010	2,262,000	$49.12		$13,421,000	6.8
(1,151,000 exercisable)		$54.64		$3,782,000	5.1

The aggregate intrinsic value in the table above represents the total pre-tax intrinsic value (the difference between U.S. Cellular's closing stock price and the exercise price multiplied by the number of in-the-money options) that was received by the option holders upon exercise or that would have been received by option holders had all options been exercised on December 31, 2010.

Long-Term Incentive Plan—Restricted Stock Units—U.S. Cellular grants restricted stock unit awards, which generally vest after three years, to key employees.

U.S. Cellular estimates the fair value of restricted stock units based on the closing market price of U.S. Cellular shares on the date of grant. The fair value is then recognized as compensation cost on a straight-line basis over the requisite service periods of the awards, which is generally the vesting period.

A summary of U.S. Cellular nonvested restricted stock units at December 31, 2010 and changes during the year then ended is presented in the table below

	Number	Weighted Average Grant Date Fair Value
Nonvested at December 31, 2009	581,000	$48.68
Granted	334,000	42.21
Vested	(110,000)	71.76
Forfeited	(53,000)	44.83
Nonvested at December 31, 2010	752,000	$42.69

The total fair value of restricted stock units that vested during 2010, 2009 and 2008 was $4.7 million, $4.2 million and $8.3 million, respectively, as of the respective vesting dates. The weighted average grant date fair value of restricted stock units granted in 2010, 2009 and 2008 was $42.21, $33.00 and $56.12, respectively.

Long-Term Incentive Plan—Deferred Compensation Stock Units—Certain U.S. Cellular employees may elect to defer receipt of all or a portion of their annual bonuses and to receive a company matching contribution on the amount deferred. All bonus compensation that is deferred by employees electing to participate is immediately vested and is deemed to be invested in U.S. Cellular Common Share stock units. The amount of U.S. Cellular's matching contribution depends on the portion of the annual bonus that is deferred. Participants receive a 25% match for amounts deferred up to 50% of their total annual bonus and a 33% match for amounts that exceed 50% of their total annual bonus; such matching contributions also are deemed to be invested in U.S. Cellular Common Share stock units. The matching contribution stock units vest ratably at a rate of one-third per year over three years. Upon vesting and distribution of such matching contribution stock units, participants will receive U.S. Cellular Common Shares.

U.S. Cellular estimates the fair value of deferred compensation matching contribution stock units based on the closing market price of U.S. Cellular Common Shares on the date of match. The fair value of such matching contribution stock units is then recognized as compensation cost using an accelerated attribution method over the requisite service periods of the awards, which is generally the vesting period.

A summary of U.S. Cellular nonvested deferred compensation stock units at December 31, 2010 and changes during the year then ended is presented in the table below:

	Number	Weighted Average Grant Date Fair Value
Nonvested at December 31, 2009	3,900	$41.73
Granted	4,200	40.76
Vested	(7,700)	41.27
Forfeited	(100)	55.45
Nonvested at December 31, 2010	300	$40.13

The total fair value of deferred compensation stock units that vested during 2010, 2009 and 2008 was $0.4 million, $0.1 million and $0.1 million, respectively. The weighted average grant date fair value of deferred compensation stock units granted in 2010, 2009 and 2008 was $40.76, $33.58 and $56.23, respectively.

Employee Stock Purchase Plan—The U.S. Cellular 2009 Employee Stock Purchase Plan became effective January 1, 2009 and will terminate December 31, 2013. Under this plan, eligible employees of U.S. Cellular and its subsidiaries may purchase a limited number of U.S. Cellular Common Shares on a quarterly basis. During 2008, the 2003 Employee Stock Purchase Plan was effective but terminated December 31, 2008. U.S. Cellular employees are also eligible to participate in the TDS Employee Stock Purchase Plan.

Under these plans, the per share cost to participants is 85% of the market value of the U.S. Cellular Common Shares or TDS Special Common Shares as of the issuance date. The employee stock purchase plans are considered compensatory plans; therefore, recognition of compensation cost for stock issued under these plans is required. Compensation cost is measured as the difference between the cost of the shares to plan participants and the market value of the shares on the date of issuance.

Compensation of Non-Employee Directors—U.S. Cellular issued 9,000 and 5,200 Common Shares in 2010 and 2009, respectively, under its Non-Employee Director Compensation Plan. No Common Shares were issued under this plan in 2008.

Stock-Based Compensation Expense

The following table summarizes stock-based compensation expense recognized during 2010, 2009 and 2008:

Year Ended December 31,	2010	2009	2008
(Dollars in thousands)
Stock option awards	$7,179	$7,024	$7,331
Restricted stock unit awards	10,056	8,640	7,213
Deferred compensation matching stock unit awards	165	151	350
Awards under employee stock purchase plan	314	241	228
Awards under non-employee director compensation plan	330	306	—
Total stock-based compensation, before income taxes	18,044	16,362	15,122
Income tax benefit	(6,812)	(6,154)	(5,585)
Total stock-based compensation expense, net of income taxes	$11,232	$10,208	$9,537

In 2010, 2009 and 2008, stock-based compensation expense of $2.0 million, $1.9 million and $1.5 million, respectively, was recorded in System operations expense and $16.0 million, $14.5 million and $13.6 million, respectively, was recorded in Selling, general and administrative expense in the Consolidated Statement of Operations.

At December 31, 2010, unrecognized compensation cost for all U.S. Cellular stock-based compensation awards was $20.4 million and is expected to be recognized over a weighted average period of 1.8 years.

U.S. Cellular's tax benefits realized from the exercise of stock options and other awards totaled $2.8 million in 2010.